Condensed Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Assets
Cash and cash equivalents	$ 93,080	$ 1,956,976	$ 625,796
Accounts receivable trade, net	38,866	103,824	24,647
Inventories	571,441	393,434	198,274
Prepaid consulting	0	42,500	0
Prepaid expenses and other current assets	52,339	29,784	43,250
Total current assets	755,726	2,526,518	891,967
Furniture, fixtures and equipment, net	211,225	209,822	20,014
Prepaid consulting	0	0	255,436
Debt issue costs, net	0	0	254,852
Deposits	19,231	15,631	42,829
Total Assets	986,182	2,751,971	1,465,098
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	238,130	270,864	25,213
Accrued expenses	64,689	168,445	88,010
Notes payable, related parties	89,380	0	0
Line of credit	0	0	2,458,156
Insurance premium finance contracts	34,258	10,227	8,135
Total current liabilities	426,457	449,536	2,579,514
Convertible note	1,497,483	1,497,483	0
Total liabilities	1,923,940	1,947,019	2,579,514
Commitments and contingencies
Stockholders' equity (deficit)
Preferred stock: $0.001 par value; 5,000,000 shares authorized; no shares issued and outstanding	0	0	0
Common stock : $0.001 par value, 50,000,000 shares authorized, 22,783,325, 22,104,570 and 16,538,190 shares issued and outstanding as of December 31, 2011; June 30, 2011 and June 30,2010, respectively.	22,783	22,105	16,538
Additional paid in capital	17,582,497	16,452,674	8,512,232
Accumulated deficit	(18,543,038)	(15,669,827)	(9,643,186)
Total stockholders' equity (deficit)	(937,758)	804,952	(1,114,416)
Total liabilities and stockholders' equity (deficit)	$ 986,182	$ 2,751,971	$ 1,465,098